RELATED PARTY TRANSACTIONS (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
Summarized below are the related party costs incurred by the Company, including those incurred pursuant to the Advisory Agreement, for the three and six months ended June 30, 2019 and 2018:

	Three Months Ended	Six Months Ended			Three Months Ended	Six Months Ended
	June 30, 2019		June 30, 2019		June 30, 2018		December 31, 2018
	Incurred	Incurred	Receivable	Payable	Incurred	Incurred	Receivable	Payable
Expensed:
Asset management fees (1)	$680,019	$1,360,037	$—	$—	$477,915	$879,230	$—	$—
Subordinated participation fees	—	—	—	—	—	—	—	839,050
Operating expense reimbursements (2)	132,000	264,000	—	—	—	—	—	—
Fees to affiliates	812,019	1,624,037			477,915	879,230
Property management fees*	56,122	112,072	—	—	19,212	32,151	—	96,792
Directors and officers insurance and other reimbursements**	70,785	133,675	—	—	36,083	52,716	—	30,164
Expense reimbursements (from) to Sponsor (3)	(148,233)	(236,232)	4,236	2,313	(293,939)	(653,453)	16,838	—
Capitalized:
Acquisition fees	—	—	—	—	496,358	952,358	—	—
Financing coordination fees	—	63,500	—	—	—	209,550	—	—
Reimbursable organizational and offering expenses (4)	—	—	—	27,969	386,053	816,297	—	13,168
			$4,236	$30,282			$16,838	$979,174

*	Property management fees are classified within property operating expenses in the condensed consolidated statements of operations.
**	Directors and officers insurance and other reimbursements are classified within general and administrative expenses in the condensed consolidated statements of operations.

(1)
To the extent the Advisor elects, in its sole discretion, to defer all or any portion of its monthly asset management fee, the Advisor will be deemed to have waived, not deferred, that portion up to 0.025% of the total investment value of the Company’s assets. For the three and six months ended June 30, 2019 and 2018, the Advisor did not waive any of the asset management fees. In addition to amounts presented in this table, the Company also incurred asset management fees to the Advisor of $47,977 and $47,977 related to the TIC Interest during the three months ended June 30, 2019 and 2018, respectively, which amounts are reflected as a reduction of income recognized from investments in unconsolidated entities and $95,953 and $95,953 during the six months ended June 30, 2019 and 2018, respectively (see Note 5).

(2)	Reflects reimbursement for personnel and overhead costs billed by the Advisor in compliance with the 2%/25% Limitation.

(3)
Includes payroll costs related to Company employees that answer questions from prospective stockholders. See "Investor Relations Payroll Expense Reimbursement from Sponsor" below. The Sponsor has agreed to reimburse the Company for these investor relations payroll costs which the Sponsor considers to be offering expenses in accordance with the Advisory Agreement. The expense reimbursements from the Sponsor for the six months ended June 30, 2019 and 2018 also include $(40,915) of refund to the Sponsor and $99,945 of employment related legal fees, respectively, which the Sponsor agreed to reimburse the Company. The receivables related to these costs are reflected in "Due from affiliates" in the condensed consolidated balance sheets.

(4)
As of June 30, 2019, the Sponsor had incurred $8,815,104 of organizational and offering costs on behalf of the Company. However, the Company is only obligated to reimburse the Sponsor for such organizational and offering expenses to the extent of 3% of gross offering proceeds resulting in a total reimbursement amount of $5,120,687 as of June 30, 2019.

Summarized below are the related party costs incurred by the Company, including those incurred pursuant to the Advisory Agreement, for the years ended December 31, 2018 and 2017, respectively:

	Year Ended December 31, 2018	December 31, 2018		Year Ended December 31, 2017		December 31, 2017
	Incurred	Receivable	Payable	Incurred		Receivable	Payable
Expensed:
Asset management fees (1)	$2,004,760	$—	$—	$872,281		$—	$567,661
Subordinated participation fees	839,050	—	839,050	315,802		—	315,802
Fees to affiliates	2,843,810	—	—	1,188,083		—	—
Property management fees*	174,529	—	96,792	20,251		—	7,969
Directors and officers insurance and other reimbursements **	128,512	—	30,164	—		—	—
Expense reimbursements (from) to Sponsor (2)	(1,136,469)	16,838	—	(2,324,598)		34,194	—
Waiver of asset management fees (1)	—	—	—	(143,540)		—	—
Capitalized:
Acquisition fees	2,752,339	—	—	3,661,684	(5)	—	—
Financing coordination fees	262,050	—	—	326,600		—	—
Reimbursable organizational and offering expenses (3)	1,503,062	—	13,168	1,986,147		—	15,945
Other:
Due to REIT I	—	—	—	48,418	(4)	—	—
Payable to TIC	—	—	—	363,168	(6)	—	—
		$16,838	$979,174			$34,194	$907,377

*	Property management fees are classified within property operating expenses on the consolidated statements of operations.
**	Directors and officers insurance and other reimbursements are classified within general and administrative expenses on the consolidated statements of operations.

(1)
To the extent the Advisor elects, in its sole discretion, to defer all or any portion of its monthly asset management fee, the Advisor will be deemed to have waived, not deferred, that portion up to 0.025% of the total investment value of the Company’s assets. For the years ended December 31, 2018 and 2017, the Advisor waived $0 and $143,540, respectively, of asset management fees, which are not subject to future recoupment by the Advisor.

(2)
Includes payroll costs related to Company employees that answer questions from prospective stockholders. See “Investor Relations Payroll Expense Reimbursement from Sponsor” below. The Sponsor has agreed to reimburse the Company for these investor relations payroll costs which the Sponsor considers to be offering expenses in accordance with the Advisory Agreement. The expense reimbursements from the Sponsor for the year ended December 31, 2018 also include $261,370 of employment related legal fees which the Sponsor also agreed to reimburse the Company. The receivables related to these costs are reflected in “Due from affiliates” in the consolidated balance sheets.

(3)
As of December 31, 2018, the Sponsor had incurred $8,442,205 of organizational and offering costs on behalf of the Company. However, the Company is only obligated to reimburse the Sponsor for such organizational and offering expenses to the extent of 3% of gross offering proceeds.

(4)
This amount was the result of a bank error. The Company incurred $48,418 of interest on its unsecured credit facility for the year ended December 31, 2017. The monthly interest payment that was due on the unsecured credit facility was withdrawn from REIT I’s bank account rather than from the Company’s bank account. This amount was repaid in 2017.

(5)	Includes $626,073 relating to the Santa Clara property. See Related Party Transactions with Unconsolidated Entities below.

(6)
After closing the acquisition of the Santa Clara property, the Company received $363,168 from the title company. These proceeds represent cash received by the title company in excess of the amounts needed to acquire the property. At December 31, 2017, these proceeds were paid in full to the TIC which owns the property.

The Company’s portion of Advisor fees paid relating to the Santa Clara property for the years ended December 31, 2018 and 2017 were as follows:

	2018	2017
Acquisition fees	$—	$626,073
Asset management fees	191,907	49,035
Total	$191,907	$675,108

The Company’s portion of Advisor fees paid relating to REIT I for the years ended December 31, 2018 and 2017 were as follows:

	2018	2017
Expensed:
Asset management fees	$38,903	$33,376
Other	32,274	20,972
Capitalized:
Acquisition fees	—	29,536
Financing coordination fees	—	4,407
Total	$71,177	$88,291